Property and Equipment - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 15,725	$ 31,594	$ 42,566	$ 45,937